Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Dividend declared per share	$ 0.99	$ 0.95
Cash dividends	$ 138.2	$ 136.1
DRIP dividends	48.8	41.7
Dividends declared	$ 187.0	$ 177.8